Restricted cash	12 Months Ended
Dec. 31, 2017
Restricted Cash and Investments [Abstract]
Restricted cash
Restricted cash

Restricted cash includes:

(In US$ millions)	December 31, 2017	December 31, 2016
Danske guarantee agreement	70	70
Cash pledged as collateral	6	—
Tax withholding deposits	5	5
Other	23	—
Short-term restricted cash	104	75
Long-term restricted cash	—	—
Total restricted cash	104	75